Note 7. Property Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation		$ 262.2	$ 206.2	$ 200.6
Property, Plant and Equipment, Gross	3,715.7	6,603.8	3,715.7
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,120.0	1,360.5	1,120.0
Property, Plant and Equipment, Net	3,122.9	7,074.3	3,122.9
Asset Impairment Charges		134.6	48.3	20.0
Gain on Receipt of Property Plant and Equipment	31.7	(4.7)	0	31.7
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation		4.3	4.3	4.3
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5.6	11.9	5.6
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31.3	33.0	31.3
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	322.2	286.0	322.2
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,670.5	1,563.6	1,670.5
Solar Energy Systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,686.1	4,709.3	1,686.1
Property, Plant and Equipment, Excluding Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	2,595.7	5,243.3	2,595.7
Non-Solar Energy Systems [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	79.4	874.8	79.4
Solar Energy [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	447.8	956.2	447.8
Merano Polysilicon Plant [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 37.0